Tax	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Tax
6. Tax
In accordance with ASC 740,
Income Taxes
, income taxes are recognized for the amount of taxes payable for the current year and for the impact of deferred tax liabilities and assets, which represent future tax consequences of events that have been recognized differently in the financial statements than for tax purposes. Deferred tax assets and liabilities are established using the enacted statutory tax rates and are adjusted for any changes in such rate in the period of change.
Income Tax Expense
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in the Consolidated Statement of Comprehensive Income.
The components of income before income tax expense for the years ended March 31, 2026, 2025 and 2024 was follows:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
Income before tax:
United Kingdom	$612.0	$671.7	$601.6
Foreign Other	48.4	45.8	55.1

Total	$660.4	$717.5	$656.7
The income tax expense for the years ended March 31, 2026, 2025 and 2024 consisted of the following:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
Current:
United Kingdom	$138.3	$145.8	$93.4
Foreign Other	20.7	21.9	18.6

Total	$159.0	$167.7	$112.0
Deferred:
United Kingdom	0.6	(0.7)	40.7
Foreign Other	2.1	0.2	2.5

Total	$2.7	$(0.5)	$43.2

Tax (benefit)/expense	$161.7	$167.2	$155.2

In the years ended March 31, 2026, 2025, and 2024 the UK made up the majority (greater than 50%) of the local income tax category.
The effective tax rate for the years ended March 31, 2026, 2025 and 2024 was 24.49%, 23.30% and 23.62%, respectively.

	Year ended March 31,
	2026		2025		2024
	(In million)%		(In million)%		(In million)%
Income before tax	660.4		$717.5		$656.7
UK income tax effect	$165.1	25.00%	$179.4	25.00%	$164.2	25.00%
Foreign tax effects	7.2	1.09%	11.9	1.66%	4.6	0.70%
Effect of changes in tax laws or rates enacted in the current period	—	0.00%	0.4	0.06%	(0.3)	(0.05)%
Changes in valuation allowances	1.6	0.24%	(5.0)	(0.70)%	—	0.00%
Nontaxable or nondeductible items	(11.4)	(1.71)%	(16.1)	(2.24)%	(15.1)	(2.30)%
Changes in unrecognized tax benefits	—	0.00%	—	0.00%	4.0	0.61%
Other	(0.8)	(0.13)%	(3.4)	(0.48)%	(2.2)	(0.34)%
Reported income tax (benefit)/expense	$161.7	24.49%	$167.2	23.30%	$155.2	23.62%
Effective tax rate		24.49%		23.30%		23.62%

Deferred Tax
Deferred tax assets and liabilities are recognized for the future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax basis using enacted tax rates in effect for the year in which the differences are expected to reverse. Significant deferred tax assets and liabilities consist of the following:

	Year ended March 31,
	2026	2025
	(In million)	(In million)
Deferred tax assets:
Property, plant and equipment	$—	$1.1
Share-based compensation	42.1	42.6
Intangibles	—	—
Provisions	11.2	8.4
Net operating loss and tax credit carryforwards	7.5	5.5
Other	3.2	1.4

Total deferred tax assets	$64.0	$59.0

Valuation allowance	(6.6)	(5.0)

Net deferred tax assets	$57.4	$54.0

Deferred tax liabilities:
Intangibles	(0.1)	(0.2)
Property, plant and equipment	(2.6)	—

Other	(5.5)	(5.2)

Net deferred tax assets	$49.2	$48.6

The deferred tax asset is predominantly generated in the United Kingdom and the United States and mainly comprises unexercised share awards which are forecast to be exercised within four years and as such are less sensitive to changes in long-term profit forecasts. The deferred tax asset on share awards is not impacted by the future share price.
The deferred tax assets are reviewed at each reporting date to determine recoverability and to determine a reasonable time frame for utilization. To determine this, the Group uses the approved Group forecast used for the viability statement and going concern analysis. The Group considers it is probable that there will be sufficient taxable profits in the coming years to realize the majority of the deferred tax asset. A valuation allowance is provided in respect of those assets where we do not expect to realize a benefit. All available evidence is considered in determining the amount of the required valuation allowance using a “more likely than not” threshold. Our assessment considers both positive and negative evidence and the extent to which that evidence can be objectively verified. Such evidence includes: (i) net earnings or losses in recent years; (ii) the likelihood of future, sustainable net earnings; (iii) the carry forward periods of tax losses and the impact of relevant reversing temporary differences; and (iv) any available tax planning strategies. For the years ended March 31, 2026 and 2025 the Group recognized total deferred tax assets of $64.0 million and $59.0 million respectively. Valuation allowance of $6.6 million and $5.0 million for the years ended March 31 2026 and 2025 respectively, arose from deductible temporary differences relating to foreign tax credits. This results in a net deferred tax asset of $49.2 million and $48.6 million for the years ended March 31, 2026 and 2025 respectively.

We have income tax net operating losses carryforwards related to our international operations of approximately $3.8 million. We have recorded a deferred tax asset of $0.9 million reflecting the benefit of $3.8 million in loss carryforwards. Such deferred tax assets expire as follows:

Deferred tax asset
(In million)
April 1, 2026 to March 31, 2030	$0.6
April 1, 2031 to March 31, 2035	0.1
No expiration	0.2

Total	$0.9

Pillar Two
The Organization for Economic
Co-operation
and Development (OECD)/G20 Inclusive Framework on Base Erosion and Profit Shifting published on December 20, 2021 introduced the Pillar Two model rules designed to address the tax challenges arising from the digitalization of the global economy. The Pillar Two regulation provides for an international framework of rules aimed at ensuring that worldwide profits of multinational groups are subject to tax at a rate not lower than 15% in every jurisdiction in which a group operates.
The Group operates, amongst other locations, in the United Kingdom, which has enacted new legislation to implement the global minimum top-up
taxes. The first period for which enacted legislation is effective for the Group is the year ended March 31, 2025. The Group has performed an assessment of the Group’s potential exposure to Pillar Two income taxes. This assessment is based on the most recent information available regarding the financial performance of the constituent entities in the Group. Based on the assessment performed, the Group does not expect any material top-up
taxes. The Group is continuing to monitor potential future implications.
Uncertain Tax Positions
Accounting for taxes involves some estimation because the tax law is uncertain, and the application requires a degree of judgment, which authorities may dispute. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. The Group establishes reserves for uncertain tax positions where appropriate, based on amounts expected to be paid to the tax authorities.
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions is as follows:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
Beginning unrecognized tax benefits/(expenses)	$1.1	$1.1	$1.0
Increases related to prior year tax positions	—	—	0.1
Decreases related to prior year tax positions	(0.6)	—	—

Ending unrecognized tax benefits/(expenses)	$0.5	$1.1	$1.1

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for the years ended March 31, 2026 and 2025 is $0.5 million and $1.1 million respectively, which is recorded within ‘Current tax liabilities’’ within the Consolidated Statement of Financial Position. This is the amount held in respect of uncertain tax positions across all jurisdictions for all periods where the statutes of limitation have not closed. The Group classifies interest and penalties on direct taxes as a component of the provision for income taxes.
We conduct business globally and file income tax returns in the United Kingdom, United States and other foreign jurisdictions. In the normal course of business, we are subject to examination by taxing authorities around the world. Wise and its subsidiaries file income tax returns in all applicable jurisdictions, the major tax jurisdictions being the United Kingdom, Belgium and the United States. The earliest tax year subject to normal examination by tax authorities is the year ended March 31, 2025 (for the United Kingdom), March 31, 2023 (for the United States) and March 31, 2024 (for Belgium).
Income Taxes Cashflows
Income taxes paid, net of refunds are shown in the following table:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
United Kingdom	$142.6	$169.5	$78.3
Brazil*	—	—	8.6

Other jurisdictions	19.9	14.9	6.2

Total taxes paid, net of refunds	$162.5	$184.4	$93.1

*
In the years ended 31 March 2025 and 2026, net tax payments made in Brazil did not represent more than 5% of the total net tax payments, therefore Brazil is included in ‘Other jurisdictions’ in those years.

In the year ended 31 March 2024, net tax payments made in the UK and Brazil both represented more than 5% of the total net tax payments made in the year.